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[SUTHERLAND LETTERHEAD]

                                                     1275 Pennsylvania Avenue NW
                                                     Washington, D.C. 20004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
                                                              www.sutherland.com
                        ATLANTA AUSTIN HOUSTON NEW YORK TALLAHASEE WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sutherland.com

May 3, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Post-Effective Amendment No. 9
       First MetLife Investors Insurance Company
       First MetLife Investors Variable Annuity Account One
       File No. 333-137969 (PrimElite IV)

Commissioners:

On behalf of First MetLife Investors Insurance Company and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 9 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act, to add new disclosure to the prospectus describing an increased charge for the Lifetime Withdrawal Guarantee benefit.

Certain other information and other clarifying or stylistic changes may be added by amendment.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
------------------------
W. Thomas Conner

Attachment
cc:     Michele H. Abate, Esq.
        John M. Richards, Esq.